Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,865,800
Previously Paid Amount	0.00
Total Fee Amount	1,032.32
Total Offset Amount	0.00
Net Fee	1,032.32
Narrative - Max Aggregate Offering Price	$ 11,865,800
Final Prospectus	true